Note 6 - Employee Benefit Plan	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Compensation and Employee Benefit Plans [Text Block]

6.   EMPLOYEE BENEFIT PLAN

In 2014, Reviva Pharmaceuticals, Inc. implemented a tax deferred savings plan, commonly referred to as a 401(k) plan. Employee’s contributions are withheld from standard payroll checks and are automatically withdrawn from the Company checking account and deposited into individual employee retirement accounts a few days following each payroll period. Employees can defer or contribute the statutory legal limits. There has been no Company matching of employee contributions to the plan through December 31, 2021.